UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

QS

GLOBAL MARKET NEUTRAL FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Market Neutral Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	QS Global Market Neutral Fund

Performance review

Performance review

For the six months ended March 31, 2020, Class A shares of QS Global Market Neutral Fund, excluding sales charges, returned -5.53%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 0.85% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Averageii returned -3.69% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS Global Market Neutral Fund:
Class A	-5.53%
Class C	-5.71%
Class I	-5.33%
Class IS	-5.24%
FTSE 3-Month U.S. Treasury Bill Index	0.85%
Lipper Alternative Equity Market Neutral Funds Category Average	-3.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 4.08%, 4.74%, 3.70% and 3.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.55% for

QS Global Market Neutral Fund	III

Performance review (cont’d)

Class A shares, 2.30% for Class C shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses and dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive return, regardless of the direction of the market. The Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Fund held only long positions. Although the subadviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Fund’s market neutral strategy will be successful. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security

IV	QS Global Market Neutral Fund

that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be successful. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses. Additional risks may include those risks associated with REITs, MLPs and investing in securities issued by other investment companies, including ETFs. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 72 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Global Market Neutral Fund	V

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Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*

The bar graph above represents the composition of the Fund’s investments sold short as of March 31, 2020 and September 30, 2019 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Global Market Neutral Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-5.53%	$1,000.00	$944.70	3.10%	$15.07	Class A	5.00%	$1,000.00	$1,009.50	3.10%	$15.57
Class C	-5.71	1,000.00	942.90	3.71	18.02	Class C	5.00	1,000.00	1,006.45	3.71	18.61
Class I	-5.33	1,000.00	946.70	2.78	13.53	Class I	5.00	1,000.00	1,011.10	2.78	13.98
Class IS	-5.24	1,000.00	947.60	2.66	12.95	Class IS	5.00	1,000.00	1,011.70	2.66	13.38

[1]	For the six months ended March 31, 2020.

2	QS Global Market Neutral Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS Global Market Neutral Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Common Stocks — 92.3%
Communication Services — 5.9%
Entertainment — 0.8%
Electronic Arts Inc.	2,645	$264,950	*(a)
Zynga Inc., Class A Shares	36,000	246,600	*(a)
Total Entertainment		511,550
Interactive Media & Services — 2.2%
Alphabet Inc., Class C Shares	300	348,843	*(a)
Auto Trader Group PLC	71,000	385,860	(b)
Cargurus Inc.	9,300	176,142	*(a)
Dip Corp.	10,600	170,517	(b)
Rightmove PLC	52,600	317,232	(b)
Total Interactive Media & Services		1,398,594
Media — 2.6%
Cogeco Inc.	2,800	172,859
Criteo SA, ADR	22,600	179,670	*(a)
Fuji Media Holdings Inc.	23,500	234,306	(b)
Interpublic Group of Cos. Inc.	11,500	186,185	(a)
ITV PLC	298,700	246,978	(b)
Nippon Television Holdings Inc.	26,200	292,624	(b)
Omnicom Group Inc.	5,150	282,735	(a)
Total Media		1,595,357
Wireless Telecommunication Services — 0.3%
Softbank Corp.	15,000	190,935	(b)
Total Communication Services		3,696,436
Consumer Discretionary — 12.3%
Auto Components — 1.1%
CIE Automotive SA	11,901	183,909	(b)
Magna International Inc.	10,500	335,078
TS Tech Co. Ltd.	5,800	137,425	(b)
Total Auto Components		656,412
Automobiles — 0.5%
Yamaha Motor Co. Ltd.	26,000	314,059	(b)
Distributors — 0.3%
Inchcape PLC	39,669	212,875	(b)
Hotels, Restaurants & Leisure — 1.7%
Aristocrat Leisure Ltd.	21,600	279,483	(b)
Betsson AB	19,100	76,795	(b)
Evolution Gaming Group AB	11,700	398,356	(b)
Restaurant Brands International Inc.	7,100	286,109
Total Hotels, Restaurants & Leisure		1,040,743

See Notes to Financial Statements.

4	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Household Durables — 2.3%
Forbo Holding AG, Registered Shares	206	$249,786	(b)
Meritage Homes Corp.	6,200	226,362	*(a)
PulteGroup Inc.	14,500	323,640	(a)
Redrow PLC	35,600	158,556	(b)
Sekisui House Ltd.	23,000	380,106	(b)
Vistry Group PLC	16,942	120,892	(b)
Total Household Durables		1,459,342
Internet & Direct Marketing Retail — 1.2%
boohoo Group PLC	91,400	215,752	*(b)
Booking Holdings Inc.	200	269,064	*(a)
Real Matters Inc.	26,000	258,651	*
Total Internet & Direct Marketing Retail		743,467
Leisure Products — 0.5%
Sankyo Co. Ltd.	6,700	195,277	(b)
Tomy Co. Ltd.	16,500	116,407	(b)
Total Leisure Products		311,684
Multiline Retail — 1.4%
Izumi Co. Ltd.	11,000	303,318	(b)
Next PLC	7,200	362,670	(b)
Target Corp.	2,400	223,128	(a)
Total Multiline Retail		889,116
Specialty Retail — 2.2%
Best Buy Co. Inc.	3,823	217,911	(a)
Frasers Group PLC	72,000	162,971	*(b)
Hennes & Mauritz AB, Class B Shares	22,700	292,080	(b)
Home Depot Inc.	1,383	258,220	(a)
JD Sports Fashion PLC	45,600	262,459	(b)
Tractor Supply Co.	2,351	198,777	(a)
Total Specialty Retail		1,392,418
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.	2,400	321,600	*(a)
Puma SE	3,350	200,126	(b)
Under Armour Inc., Class A Shares	14,692	135,314	*(a)
Total Textiles, Apparel & Luxury Goods		657,040
Total Consumer Discretionary		7,677,156
Consumer Staples — 7.3%
Beverages — 2.0%
Coca-Cola European Partners PLC	10,000	375,300	(a)
Monster Beverage Corp.	5,920	333,059	*(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Beverages — continued
Royal Unibrew A/S	2,600	$187,868	(b)
Suntory Beverage & Food Ltd.	9,000	340,574	(b)
Total Beverages		1,236,801
Food & Staples Retailing — 1.3%
Empire Co. Ltd., Class A Shares	12,300	240,616
Seven & i Holdings Co. Ltd.	8,800	290,597	(b)
Sprouts Farmers Market Inc.	15,800	293,722	*(a)
Total Food & Staples Retailing		824,935
Food Products — 2.6%
a2 Milk Co. Ltd.	26,500	268,023	*(b)
Greencore Group PLC	100,000	204,368	(b)
Ingredion Inc.	3,400	256,700	(a)
Lamb Weston Holdings Inc.	4,500	256,950	(a)
Tate & Lyle PLC	47,800	388,203	(b)
Viscofan SA	4,250	232,862	(b)
Total Food Products		1,607,106
Personal Products — 0.3%
Unilever PLC	4,000	201,934	(b)
Tobacco — 1.1%
Philip Morris International Inc.	3,200	233,472	(a)
Swedish Match AB	7,934	453,840	(b)
Total Tobacco		687,312
Total Consumer Staples		4,558,088
Energy — 3.0%
Energy Equipment & Services — 0.3%
Tecnicas Reunidas SA	15,300	196,869	*(b)
Oil, Gas & Consumable Fuels — 2.7%
Cosmo Energy Holdings Co. Ltd.	16,900	237,493	(b)
Euronav NV	27,400	313,454	(b)
Inpex Corp.	63,000	354,128	(b)
JXTG Holdings Inc.	97,500	334,194	(b)
Parex Resources Inc.	15,300	129,375	*
Phillips 66	3,200	171,680	(a)
Valero Energy Corp.	3,854	174,817	(a)
Total Oil, Gas & Consumable Fuels		1,715,141
Total Energy		1,912,010
Financials — 10.2%
Banks — 3.1%
Bank of Ireland Group PLC	99,500	187,977	(b)
BAWAG Group AG	8,800	247,253	(b)

See Notes to Financial Statements.

6	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Banks — continued
Citizens Financial Group Inc.	19,700	$370,557	(a)
Comerica Inc.	4,600	134,964	(a)
Fifth Third Bancorp	20,700	307,395	(a)
ING Groep NV	23,300	122,047	(b)
Lloyds Banking Group PLC	621,000	244,888	(b)
Yamaguchi Financial Group Inc.	58,100	329,045	(b)
Total Banks		1,944,126
Capital Markets — 1.1%
CI Financial Corp.	24,600	244,199
Intermediate Capital Group PLC	19,600	217,122	(b)
Natixis SA	66,000	214,594	(b)
Total Capital Markets		675,915
Consumer Finance — 0.7%
AEON Financial Service Co. Ltd.	21,500	229,976	(b)
Ally Financial Inc.	16,600	239,538	(a)
Total Consumer Finance		469,514
Diversified Financial Services — 0.5%
Financial Products Group Co. Ltd.	17,600	88,787	(b)
Plus500 Ltd.	17,000	227,620	(b)
Total Diversified Financial Services		316,407
Insurance — 4.2%
ASR Nederland NV	9,462	238,378	(b)
Aviva PLC	144,000	478,066	(b)
Direct Line Insurance Group PLC	80,700	295,286	(b)
Japan Post Holdings Co. Ltd.	28,300	221,719	(b)
Japan Post Insurance Co. Ltd.	22,000	272,912	(b)
Manulife Financial Corp.	20,600	258,653
MetLife Inc.	6,612	202,129	(a)
Prudential PLC	18,200	232,323	(b)
QBE Insurance Group Ltd.	26,500	144,788	(b)
T&D Holdings Inc.	35,000	285,755	(b)
Total Insurance		2,630,009
Thrifts & Mortgage Finance — 0.6%
Deutsche Pfandbriefbank AG	18,163	139,586	(b)
First National Financial Corp.	12,500	221,346
Total Thrifts & Mortgage Finance		360,932
Total Financials		6,396,903
Health Care — 8.1%
Biotechnology — 0.6%
Regeneron Pharmaceuticals Inc.	735	358,893	*(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Health Care Equipment & Supplies — 1.2%
Hologic Inc.	6,400	$224,640	*(a)
Nanosonics Ltd.	38,000	134,079	*(b)
Smith & Nephew PLC	21,300	377,981	(b)
Total Health Care Equipment & Supplies		736,700
Health Care Providers & Services — 2.4%
Cardinal Health Inc.	8,783	421,057	(a)
Chemed Corp.	735	318,402	(a)
Humana Inc.	1,600	502,432	(a)
McKesson Corp.	2,057	278,230	(a)
Total Health Care Providers & Services		1,520,121
Health Care Technology — 0.6%
Veeva Systems Inc., Class A Shares	2,311	361,371	*(a)
Life Sciences Tools & Services — 0.5%
ICON PLC	2,300	312,800	*(a)
Pharmaceuticals — 2.8%
Astellas Pharma Inc.	11,000	170,282	(b)
Hikma Pharmaceuticals PLC	13,400	337,801	(b)
Kaken Pharmaceutical Co. Ltd.	5,100	237,453	(b)
Roche Holding AG	1,375	447,032	(b)
Sawai Pharmaceutical Co. Ltd.	3,800	203,349	(b)
Shionogi & Co. Ltd.	8,100	398,569	(b)
Total Pharmaceuticals		1,794,486
Total Health Care		5,084,371
Industrials — 16.1%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	800	271,160	(a)
Air Freight & Logistics — 0.4%
Expeditors International of Washington Inc.	3,820	254,871	(a)
Airlines — 1.1%
Air Canada	21,400	239,501	*
JetBlue Airways Corp.	28,600	255,970	*(a)
Southwest Airlines Co.	5,142	183,107	(a)
Total Airlines		678,578
Building Products — 0.5%
Sanwa Holdings Corp.	40,000	312,132	(b)
Commercial Services & Supplies — 1.2%
Aggreko PLC	34,000	204,822	(b)
Ritchie Bros Auctioneers Inc.	9,300	318,525
Tetra Tech Inc.	3,526	249,006	(a)
Total Commercial Services & Supplies		772,353

See Notes to Financial Statements.

8	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Construction & Engineering — 2.4%
Great Lakes Dredge & Dock Corp.	15,721	$130,484	*(a)
Hazama Ando Corp.	32,300	205,986	(b)
Kyudenko Corp.	11,400	308,562	(b)
MasTec Inc.	6,400	209,472	*(a)
Obayashi Corp.	41,100	352,073	(b)
Sacyr SA	56,000	85,514	(b)
Sweco AB, Class B Shares	7,900	225,743	(b)
Total Construction & Engineering		1,517,834
Electrical Equipment — 0.4%
Signify NV	12,600	244,750	(b)
Machinery — 1.9%
Amada Holdings Co. Ltd.	28,100	221,832	(b)
DMG Mori Co. Ltd.	21,500	179,139	(b)
GEA Group AG	9,700	199,737	(b)
IMI PLC	29,365	271,613	(b)
Mitsui E&S Holdings Co. Ltd.	30,400	146,331	*(b)
Valmet Oyj	8,000	157,039	(b)
Total Machinery		1,175,691
Professional Services — 3.2%
Adecco Group AG, Registered Shares	8,300	327,483	(b)
IR Japan Holdings Ltd.	4,500	239,066	(b)
JAC Recruitment Co. Ltd.	13,300	124,931	(b)
ManpowerGroup Inc.	3,200	169,568	(a)
McMillan Shakespeare Ltd.	25,000	110,719	(b)
Meitec Corp.	6,500	258,678	(b)
Robert Half International Inc.	5,877	221,857	(a)
TriNet Group Inc.	5,500	207,130	*(a)
Wolters Kluwer NV	4,600	327,059	(b)
Total Professional Services		1,986,491
Road & Rail — 1.6%
Aurizon Holdings Ltd.	116,900	302,838	(b)
CSX Corp.	3,800	217,740	(a)
Landstar System Inc.	2,498	239,458	(a)
Sankyu Inc.	6,400	239,019	(b)
Total Road & Rail		999,055
Trading Companies & Distributors — 2.3%
AerCap Holdings NV	3,600	82,044	*(a)
Bunzl PLC	13,600	274,215	(b)
Hanwa Co. Ltd.	11,900	185,111	(b)
Howden Joinery Group PLC	30,500	193,191	(b)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Trading Companies & Distributors — continued
United Rentals Inc.	2,500	$257,250	*(a)
W.W. Grainger Inc.	800	198,800	(a)
WESCO International Inc.	9,508	217,258	*(a)
Total Trading Companies & Distributors		1,407,869
Transportation Infrastructure — 0.7%
Kamigumi Co. Ltd.	13,600	230,067	(b)
Sydney Airport	62,000	216,932	(b)
Total Transportation Infrastructure		446,999
Total Industrials		10,067,783
Information Technology — 11.8%
Communications Equipment — 0.5%
Spirent Communications PLC	117,000	304,340	(b)
Electronic Equipment, Instruments & Components — 1.6%
ALSO Holding AG, Registered Shares	1,500	237,784	(b)
Benchmark Electronics Inc.	5,877	117,481	(a)
CDW Corp.	1,400	130,578	(a)
Fabrinet	4,408	240,500	*(a)
Nippon Electric Glass Co. Ltd.	22,300	298,729	(b)
Total Electronic Equipment, Instruments & Components		1,025,072
IT Services — 1.4%
Nomura Research Institute Ltd.	13,800	291,584	(b)
NS Solutions Corp.	10,900	265,720	(b)
SCSK Corp.	6,900	307,643	(b)
Total IT Services		864,947
Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials Inc.	6,000	274,920	(a)
ASM International NV	4,156	415,833	(b)
ASML Holding NV	1,650	438,505	(b)
BE Semiconductor Industries NV	4,600	140,247	(b)
Canadian Solar Inc.	14,000	222,740	*(a)
Cirrus Logic Inc.	3,100	203,453	*(a)
Dialog Semiconductor PLC	13,600	368,150	*(b)
NXP Semiconductors NV	4,400	364,892	(a)
Optorun Co. Ltd.	11,700	278,121	(b)
Qorvo Inc.	3,232	260,596	*(a)
Total Semiconductors & Semiconductor Equipment		2,967,457
Software — 2.9%
Atlassian Corp. PLC, Class A Shares	1,800	247,068	*(a)
Check Point Software Technologies Ltd.	3,129	314,590	*(a)
Citrix Systems Inc.	2,300	325,565	(a)

See Notes to Financial Statements.

10	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Software — continued
Fortinet Inc.	4,408	$445,957	*(a)
Manhattan Associates Inc.	3,379	168,342	*(a)
Qualys Inc.	3,500	304,465	*(a)
Total Software		1,805,987
Technology Hardware, Storage & Peripherals — 0.7%
Brother Industries Ltd.	20,400	311,820	(b)
Xerox Holdings Corp.	6,900	130,686	(a)
Total Technology Hardware, Storage & Peripherals		442,506
Total Information Technology		7,410,309
Materials — 8.1%
Chemicals — 3.8%
Dow Inc.	15,200	444,448	(a)
Eastman Chemical Co.	8,500	395,930	(a)
LyondellBasell Industries NV, Class A Shares	5,800	287,854	(a)
Mitsubishi Gas Chemical Co. Inc.	23,400	254,178	(b)
NewMarket Corp.	460	176,120	(a)
Ube Industries Ltd.	17,200	263,583	(b)
Yara International ASA	9,400	297,410	(b)
Zeon Corp.	32,900	247,428	(b)
Total Chemicals		2,366,951
Construction Materials — 1.2%
HeidelbergCement AG	5,800	252,965	(b)
LafargeHolcim Ltd., Registered Shares	7,187	262,733	(b)
Sumitomo Osaka Cement Co. Ltd.	7,500	225,078	(b)
Total Construction Materials		740,776
Metals & Mining — 3.1%
Acerinox SA	32,600	222,544	(b)
APERAM SA	9,800	207,189	(b)
Centerra Gold Inc.	41,100	244,445	*
Fortescue Metals Group Ltd.	45,300	276,682	(b)
Glencore PLC	163,700	249,849	(b)
Mitsubishi Materials Corp.	9,800	200,858	(b)
Mitsui Mining & Smelting Co. Ltd.	9,300	155,214	(b)
Outokumpu Oyj	100,000	249,045	(b)
SEMAFO Inc.	70,000	135,792	*
Total Metals & Mining		1,941,618
Total Materials		5,049,345
Real Estate — 4.7%
Equity Real Estate Investment Trusts (REITs) — 3.0%
Artis Real Estate Investment Trust	38,300	217,178

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Charter Hall Long Wale REIT	62,000	$170,602	(b)
First Capital Real Estate Investment Trust	23,000	222,760
GPT Group	120,000	273,477	(b)
H&R Real Estate Investment Trust	32,800	208,132
Japan Retail Fund Investment Corp.	200	225,840	(b)
Klepierre SA	10,285	198,616	(b)
Stockland	214,500	343,644	(b)
Total Equity Real Estate Investment Trusts (REITs)		1,860,249
Real Estate Management & Development — 1.7%
Allreal Holding AG, Registered Shares	900	167,015	(b)
Daito Trust Construction Co. Ltd.	3,000	279,811	(b)
Kenedix Inc.	40,000	151,570	(b)
Open House Co. Ltd.	11,900	244,764	(b)
PSP Swiss Property AG, Registered Shares	1,800	225,120	(b)
Total Real Estate Management & Development		1,068,280
Total Real Estate		2,928,529
Utilities — 4.8%
Electric Utilities — 2.3%
BKW AG	3,950	325,088	(b)
Electricite de France SA	27,000	212,930	(b)
Evergy Inc.	3,300	181,665	(a)
Fortum oyj	23,200	341,117	(b)
NRG Energy Inc.	12,600	343,476	(a)
Total Electric Utilities		1,404,276
Gas Utilities — 0.6%
Snam SpA	85,500	394,893	(b)
Independent Power and Renewable Electricity Producers — 1.5%
Atlantica Yield PLC	12,100	269,830	(a)
Drax Group PLC	131,700	250,933	(b)
Vistra Energy Corp.	25,400	405,384	(a)
Total Independent Power and Renewable Electricity Producers		926,147
Multi-Utilities — 0.4%
MDU Resources Group Inc.	12,600	270,900	(a)
Total Utilities		2,996,216
Total Common Stocks (Cost — $66,219,429)		57,777,146

See Notes to Financial Statements.

12	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Rate	Shares	Value
Preferred Stocks — 0.4%
Consumer Discretionary — 0.4%
Automobiles — 0.4%
Porsche Automobil Holding SE (Cost — $366,757)	2.210%	5,534	$239,068	(b)
Total Investments before Short-Term Investments (Cost — $66,586,186)			58,016,214
Short-Term Investments — 6.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,794,201)	0.298%	3,794,201	3,794,201
Total Investments — 98.7% (Cost — $70,380,387)			61,810,415
Other Assets in Excess of Liabilities — 1.3%			783,572
Total Net Assets — 100.0%			$62,593,987

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Summary of Investments by Country**
United States	28.3%
Japan	21.6
United Kingdom	11.5
Canada	6.4
Switzerland	4.0
Netherlands	3.7
Australia	3.7
Sweden	2.4
Spain	1.9
Germany	1.7
France	1.3
Ireland	1.3
Finland	1.2
Israel	0.9
Italy	0.6
Jordan	0.6
Belgium	0.5
Norway	0.5
New Zealand	0.4
Austria	0.4
Thailand	0.4
Luxembourg	0.3
Denmark	0.3
Short-Term Investments	6.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2020 and are subject to change.

See Notes to Financial Statements.

14	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Securities Sold Short ‡ — (93.0)%
Common Stocks — (93.0)%
Communication Services — (6.1)%
Diversified Telecommunication Services — (1.2)%
Cellnex Telecom SA	(7,854)	$(357,488)	(a)
TELUS Corp.	(13,800)	(218,184)
TPG Telecom Ltd.	(38,289)	(165,824)	(a)
Total Diversified Telecommunication Services		(741,496)
Entertainment — (1.3)%
Madison Square Garden Co., Class A Shares	(900)	(190,269)	*
Roku Inc.	(3,500)	(306,180)	*
Walt Disney Co.	(3,400)	(328,440)
Total Entertainment		(824,889)
Interactive Media & Services — (0.7)%
LINE Corp.	(4,600)	(222,269)	*(a)
Pinterest Inc., Class A Shares	(10,500)	(162,120)	*
Total Interactive Media & Services		(384,389)
Media — (1.5)%
Cable One Inc.	(140)	(230,161)
JCDecaux SA	(6,700)	(121,498)	(a)
News Corp., Class A Shares	(16,000)	(143,600)
Shaw Communications Inc., Class B Shares	(14,000)	(227,116)
ViacomCBS Inc., Class A Shares	(12,000)	(213,960)
Total Media		(936,335)
Wireless Telecommunication Services — (1.4)%
SoftBank Group Corp.	(8,400)	(294,143)	(a)
Tele2 AB, Class B Shares	(19,779)	(265,794)	(a)
Vodafone Group PLC, ADR	(21,200)	(291,924)
Total Wireless Telecommunication Services		(851,861)
Total Communication Services		(3,738,970)
Consumer Discretionary — (12.7)%
Auto Components — (1.7)%
Continental AG	(3,300)	(241,329)	(a)
Freni Brembo SpA	(15,904)	(118,449)	(a)
Keihin Corp.	(6,800)	(159,718)	(a)
Nokian Renkaat Oyj	(9,800)	(237,820)	(a)
Toyo Tire Corp.	(20,600)	(236,347)	(a)
Total Auto Components		(993,663)
Automobiles — (2.2)%
Bayerische Motoren Werke AG	(5,700)	(299,250)	(a)
Daimler AG, Registered Shares	(9,400)	(288,368)	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Automobiles — continued
Mitsubishi Motors Corp.	(65,700)	$(186,043)	(a)
Renault SA	(8,900)	(172,841)	(a)
Thor Industries Inc.	(3,534)	(149,064)
Toyota Motor Corp.	(4,600)	(276,928)	(a)
Total Automobiles		(1,372,494)
Distributors — (0.3)%
Genuine Parts Co.	(3,100)	(208,723)
Hotels, Restaurants & Leisure — (2.0)%
Caesars Entertainment Corp.	(43,100)	(291,356)	*
Crown Resorts Ltd.	(34,000)	(157,682)	(a)
Great Canadian Gaming Corp.	(5,500)	(97,627)	*
Oriental Land Co. Ltd.	(2,300)	(294,340)	(a)
Restaurant Group PLC	(95,721)	(50,294)	(a)
TUI AG	(24,299)	(108,822)	(a)
Zensho Holdings Co. Ltd.	(10,300)	(196,546)	(a)
Total Hotels, Restaurants & Leisure		(1,196,667)
Household Durables — (1.2)%
Electrolux AB	(12,400)	(154,414)	(a)
Iida Group Holdings Co. Ltd.	(9,500)	(131,599)	(a)
SEB SA	(1,300)	(162,225)	(a)
Sony Corp., ADR	(5,100)	(301,818)
Total Household Durables		(750,056)
Internet & Direct Marketing Retail — (3.1)%
Delivery Hero SE	(3,150)	(238,865)	*(a)
Farfetch Ltd., Class A Shares	(23,000)	(181,700)	*
Grubhub Inc.	(7,200)	(293,256)	*
Just Eat Takeaway	(3,100)	(233,694)	*(a)
Ocado Group PLC	(18,500)	(279,352)	*(a)
Rakuten Inc.	(35,000)	(265,537)	(a)
Wayfair Inc., Class A Shares	(3,900)	(208,416)	*
Zalando SE	(5,700)	(222,095)	*(a)
Total Internet & Direct Marketing Retail		(1,922,915)
Leisure Products — (0.6)%
Callaway Golf Co.	(10,308)	(105,348)
Shimano Inc.	(1,400)	(200,515)	(a)
Spin Master Corp.	(5,900)	(56,765)	*
Total Leisure Products		(362,628)
Multiline Retail — (0.8)%
B&M European Value Retail SA	(45,100)	(153,991)	(a)

See Notes to Financial Statements.

16	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Multiline Retail — continued
Dollarama Inc.	(7,300)	$(202,510)
Ollie’s Bargain Outlet Holdings Inc.	(3,900)	(180,726)	*
Total Multiline Retail		(537,227)
Specialty Retail — (0.4)%
Carvana Co.	(2,900)	(159,761)	*
Valora Holding AG, Registered Shares	(400)	(70,310)	*(a)
Total Specialty Retail		(230,071)
Textiles, Apparel & Luxury Goods — (0.4)%
Cie Financiere Richemont SA, Registered Shares	(4,265)	(233,742)	(a)
EssilorLuxottica SA	(247)	(26,649)	(a)
Total Textiles, Apparel & Luxury Goods		(260,391)
Total Consumer Discretionary		(7,834,835)
Consumer Staples — (7.3)%
Beverages — (1.7)%
Anheuser-Busch InBev SA	(6,000)	(266,450)	(a)
Coca-Cola Bottlers Japan Holdings Inc.	(11,500)	(236,232)	(a)
Heineken NV	(3,500)	(292,943)	(a)
Molson Coors Brewing Co., Class B Shares	(6,600)	(257,466)
Total Beverages		(1,053,091)
Food & Staples Retailing — (1.6)%
Aeon Co. Ltd.	(15,400)	(342,286)	(a)
J Sainsbury PLC	(85,413)	(222,441)	(a)
Metro Inc.	(5,300)	(214,327)
Tesco PLC	(84,500)	(239,284)	(a)
Total Food & Staples Retailing		(1,018,338)
Food Products — (1.3)%
Bakkafrost P/F	(3,500)	(166,347)	(a)
Cranswick PLC	(3,062)	(140,250)	(a)
Kikkoman Corp.	(5,000)	(212,901)	(a)
Post Holdings Inc.	(2,600)	(215,722)	*
Premium Brands Holdings Corp.	(2,900)	(149,193)
Total Food Products		(884,413)
Household Products — (1.2)%
Energizer Holdings Inc.	(5,100)	(154,275)
Reckitt Benckiser Group PLC	(4,050)	(310,828)	(a)
Unicharm Corp.	(7,600)	(285,360)	(a)
Total Household Products		(750,463)
Personal Products — (1.5)%
Beiersdorf AG	(2,200)	(223,858)	(a)
Kao Corp.	(3,300)	(270,201)	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Personal Products — continued
Kose Corp.	(1,400)	$(172,602)	(a)
Shiseido Co. Ltd.	(4,700)	(277,638)	(a)
Total Personal Products		(944,299)
Total Consumer Staples		(4,650,604)
Energy — (3.0)%
Energy Equipment & Services — (0.1)%
WorleyParsons Ltd.	(17,000)	(66,621)	(a)
Oil, Gas & Consumable Fuels — (2.9)%
Cheniere Energy Inc.	(7,100)	(237,850)	*
Equinor ASA	(15,800)	(199,028)	(a)
Hess Corp.	(8,500)	(283,050)
Inter Pipeline Ltd.	(24,700)	(147,782)
Koninklijke Vopak NV	(3,500)	(182,499)	(a)
Occidental Petroleum Corp.	(22,700)	(262,866)
Parkland Fuel Corp.	(10,400)	(183,347)
Pembina Pipeline Corp.	(3,705)	(69,503)
TC Energy Corp.	(6,500)	(288,904)
Total Oil, Gas & Consumable Fuels		(1,854,829)
Total Energy		(1,921,450)
Financials — (10.3)%
Banks — (4.0)%
Allegiance Bancshares Inc.	(4,500)	(108,495)
Banco Santander SA, ADR	(104,300)	(245,105)
Barclays PLC, ADR	(62,800)	(284,484)
First Republic Bank	(2,400)	(197,472)
HSBC Holdings PLC	(53,100)	(299,037)	(a)
Jyske Bank A/S, Registered Shares	(5,000)	(124,865)	*(a)
Mitsubishi UFJ Financial Group Inc., ADR	(59,300)	(217,038)
National Australia Bank Ltd.	(33,000)	(348,853)	(a)
Royal Bank of Scotland Group PLC, ADR	(93,300)	(253,776)
Societe Generale SA	(9,000)	(151,401)	(a)
Westpac Banking Corp.	(29,000)	(303,129)	(a)
Total Banks		(2,533,655)
Capital Markets — (3.9)%
ASX Ltd.	(4,600)	(221,850)	(a)
Brookfield Asset Management Inc., Class A Shares	(6,000)	(265,500)
CME Group Inc.	(2,100)	(363,111)
Daiwa Securities Group Inc.	(44,400)	(172,220)	(a)
Deutsche Bank AG, Registered Shares	(41,000)	(275,434)	(a)
Houlihan Lokey Inc.	(3,700)	(192,844)

See Notes to Financial Statements.

18	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Capital Markets — continued
Interactive Brokers Group Inc., Class A Shares	(6,900)	$(297,873)
Japan Exchange Group Inc.	(10,500)	(185,531)	(a)
Macquarie Group Ltd.	(4,500)	(244,993)	(a)
TMX Group Ltd.	(3,200)	(238,232)
Total Capital Markets		(2,457,588)
Diversified Financial Services — (1.5)%
AMP Ltd.	(188,000)	(153,321)	*(a)
Industrivarden AB, Class C Shares	(12,400)	(242,065)	(a)
Investor AB, Class B Shares	(4,800)	(220,773)	(a)
Kinnevik AB, Class B Shares	(9,000)	(149,564)	(a)
Voya Financial Inc.	(6,800)	(275,740)
Total Diversified Financial Services		(1,041,463)
Insurance — (0.9)%
Brown & Brown Inc.	(7,363)	(266,688)
Hiscox Ltd.	(13,736)	(157,279)	(a)
Phoenix Group Holdings PLC	(20,800)	(161,358)	(a)
Total Insurance		(585,325)
Total Financials		(6,618,031)
Health Care — (7.7)%
Health Care Equipment & Supplies — (2.7)%
Asahi Intecc Co. Ltd.	(12,100)	(299,535)	(a)
Avanos Medical Inc.	(4,300)	(115,799)	*
Axonics Modulation Technologies Inc.	(6,700)	(170,247)	*
Becton Dickinson and Co.	(1,300)	(298,701)
Cantel Medical Corp.	(2,209)	(79,303)
Merit Medical Systems Inc.	(5,100)	(159,375)	*
Sysmex Corp.	(3,800)	(274,747)	(a)
Terumo Corp.	(8,000)	(275,116)	(a)
Total Health Care Equipment & Supplies		(1,672,823)
Health Care Providers & Services — (0.3)%
Guardant Health Inc.	(3,000)	(208,800)	*
Health Care Technology — (1.1)%
M3 Inc.	(10,900)	(322,113)	(a)
Tabula Rasa HealthCare Inc.	(3,240)	(169,420)	*
Teladoc Health Inc.	(1,050)	(162,760)	*
Total Health Care Technology		(654,293)
Life Sciences Tools & Services — (1.2)%
Lonza Group AG, Registered Shares	(685)	(284,995)	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Life Sciences Tools & Services — continued
QIAGEN NV	(5,449)	$(221,133	) *(a)
QIAGEN NV	(6,600)	(274,560	) *
Total Life Sciences Tools & Services		(780,688)
Pharmaceuticals — (2.4)%
Catalent Inc.	(4,300)	(223,385	) *
Dechra Pharmaceuticals PLC	(4,565)	(132,934	) (a)
GlaxoSmithKline PLC, ADR	(8,600)	(325,854)
H Lundbeck A/S	(5,700)	(169,620	) (a)
MyoKardia Inc.	(2,945)	(138,062	) *
Nektar Therapeutics	(8,600)	(153,510	) *
Sumitomo Dainippon Pharma Co. Ltd.	(13,400)	(173,868	) (a)
Takeda Pharmaceutical Co. Ltd., ADR	(14,600)	(221,628)
Total Pharmaceuticals		(1,538,861)
Total Health Care		(4,855,465)
Industrials — (15.8)%
Aerospace & Defense — (1.6)%
Boeing Co.	(2,100)	(313,194)
Bombardier Inc., Class B shares	(175,500)	(56,742	) *
Cubic Corp.	(4,800)	(198,288)
Saab AB, Class B Shares	(9,546)	(183,464	) (a)
TransDigm Group Inc.	(700)	(224,133)
Total Aerospace & Defense		(975,821)
Air Freight & Logistics — (1.2)%
Cargojet Inc.	(3,500)	(251,514)
DSV PANALPINA A/S	(2,600)	(236,739	) (a)
FedEx Corp.	(2,000)	(242,520)
Total Air Freight & Logistics		(730,773)
Airlines — (0.2)%
Air France-KLM	(19,400)	(108,271	) *(a)
Building Products — (0.4)%
Nitto Boseki Co. Ltd.	(4,600)	(203,158	) (a)
Resideo Technologies Inc.	(15,600)	(75,504	) *
Total Building Products		(278,662)
Commercial Services & Supplies — (1.3)%
Babcock International Group PLC	(26,507)	(125,645	) (a)
ISS A/S	(13,200)	(181,944	) (a)
Stericycle Inc.	(5,000)	(242,900	) *
Waste Connections Inc.	(3,100)	(240,546)
Total Commercial Services & Supplies		(791,035)

See Notes to Financial Statements.

20	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Electrical Equipment — (0.9)%
Melrose Industries PLC	(155,300)	$(175,380	) (a)
Nidec Corp.	(4,800)	(248,982	) (a)
TKH Group NV	(3,598)	(100,284	) (a)
Total Electrical Equipment		(524,646)
Industrial Conglomerates — (0.8)%
DCC PLC	(4,100)	(258,585	) (a)
Smiths Group PLC	(15,200)	(230,116	) (a)
Total Industrial Conglomerates		(488,701)
Machinery — (4.7)%
CKD Corp.	(10,900)	(149,090	) (a)
CNH Industrial NV	(33,600)	(192,246	) (a)
Daifuku Co. Ltd.	(5,200)	(329,563	) (a)
FANUC Corp.	(1,800)	(244,095	) (a)
Graco Inc.	(4,400)	(214,412)
Hitachi Construction Machinery Co. Ltd.	(10,800)	(218,429	) (a)
Knorr-Bremse AG	(2,562)	(229,709	) (a)
Makita Corp.	(8,400)	(257,562	) (a)
MISUMI Group Inc.	(14,300)	(311,837	) (a)
SMC Corp.	(670)	(286,004	) (a)
Wartsila OYJ Abp	(16,800)	(123,458	) (a)
Weir Group PLC	(23,500)	(213,009	) (a)
Xylem Inc.	(3,451)	(224,764)
Total Machinery		(2,994,178)
Professional Services — (1.4)%
Capita PLC	(176,717)	(72,248	) *(a)
Clarivate Analytics PLC	(14,700)	(305,025	) *
Equifax Inc.	(2,067)	(246,903)
Morneau Shepell Inc.	(12,400)	(250,150)
Total Professional Services		(874,326)
Road & Rail — (1.5)%
Kintetsu Group Holdings Co. Ltd., Class L Shares	(5,200)	(241,061	) (a)
Kyushu Railway Co.	(7,200)	(207,044	) (a)
Odakyu Electric Railway Co. Ltd.	(11,000)	(241,791	) (a)
Uber Technologies Inc.	(9,500)	(265,240	) *
Total Road & Rail		(955,136)
Trading Companies & Distributors — (0.7)%
Fastenal Co.	(5,500)	(171,875)
Trusco Nakayama Corp.	(12,400)	(268,932	) (a)
Total Trading Companies & Distributors		(440,807)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Transportation Infrastructure — (1.1)%
Fraport AG Frankfurt Airport Services Worldwide	(5,000)	$(202,934	) (a)
Japan Airport Terminal Co. Ltd.	(7,000)	(270,199	) (a)
Transurban Group	(32,000)	(235,415	) (a)
Total Transportation Infrastructure		(708,548)
Total Industrials		(9,870,904)
Information Technology — (11.9)%
Electronic Equipment, Instruments & Components — (2.6)%
Electrocomponents PLC	(22,500)	(143,657	) (a)
Hexagon AB, Class B Shares	(5,800)	(247,391	) (a)
Hitachi High-Technologies Corp.	(3,600)	(267,216	) (a)
Keyence Corp.	(1,000)	(322,715	) (a)
Renishaw PLC	(4,300)	(168,614	) (a)
Shimadzu Corp.	(7,000)	(184,260	) (a)
Taiyo Yuden Co. Ltd.	(5,800)	(153,346	) (a)
Yaskawa Electric Corp.	(7,800)	(214,346	) (a)
Total Electronic Equipment, Instruments & Components		(1,701,545)
IT Services — (3.8)%
Computershare Ltd.	(29,500)	(174,916	) (a)
Fidelity National Information Services Inc.	(2,350)	(285,854)
Fiserv Inc.	(3,500)	(332,465	) *
Global Payments Inc.	(1,600)	(230,768)
GMO Payment Gateway Inc.	(3,200)	(224,536	) (a)
NEXTDC Ltd.	(60,218)	(336,208	) *(a)
Obic Co. Ltd.	(1,800)	(235,146	) (a)
Twilio Inc., Class A Shares	(3,094)	(276,882	) *
Worldline SA	(4,100)	(241,007	) *(a)
Total IT Services		(2,337,782)
Semiconductors & Semiconductor Equipment — (2.7)%
Cree Inc.	(4,500)	(159,570	) *
Disco Corp.	(1,200)	(236,817	) (a)
Infineon Technologies AG	(15,816)	(236,902	) (a)
Marvell Technology Group Ltd.	(14,800)	(334,924)
ON Semiconductor Corp.	(17,900)	(222,676	) *
SCREEN Holdings Co. Ltd.	(4,400)	(162,487	) (a)
SOITEC	(2,100)	(151,431	) *(a)
u-blox Holding AG	(2,026)	(124,611	) (a)
Total Semiconductors & Semiconductor Equipment		(1,629,418)

See Notes to Financial Statements.

22	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Software — (2.2)%
2U Inc.	(7,185)	$(152,466	) *
8x8 Inc.	(10,416)	(144,366	) *
Altair Engineering Inc., Class A Shares	(4,565)	(120,973	) *
Appfolio Inc., Class A Shares	(1,620)	(179,739	) *
Ceridian HCM Holding Inc.	(3,500)	(175,245	) *
LivePerson Inc.	(4,600)	(104,650	) *
Smartsheet Inc., Class A Shares	(4,100)	(170,191	) *
Splunk Inc.	(1,700)	(214,591	) *
Talend SA, ADR	(4,400)	(98,692	) *
Total Software		(1,360,913)
Technology Hardware, Storage & Peripherals — (0.6)%
FUJIFILM Holdings Corp.	(5,000)	(250,971	) (a)
S&T AG	(6,332)	(120,326	) (a)
Total Technology Hardware, Storage & Peripherals		(371,297)
Total Information Technology		(7,400,955)
Materials — (8.2)%
Chemicals — (6.4)%
Air Liquide SA	(1,800)	(230,719	) (a)
Albemarle Corp.	(2,900)	(163,473)
Chr Hansen Holding A/S	(2,600)	(195,079	) (a)
Croda International PLC	(3,800)	(200,964	) (a)
Ecolab Inc.	(1,900)	(296,077)
Givaudan SA, Registered Shares	(80)	(248,034	) (a)
Hitachi Chemical Co. Ltd.	(6,800)	(289,880	) (a)
International Flavors & Fragrances Inc.	(2,209)	(225,495)
Johnson Matthey PLC	(7,600)	(168,896	) (a)
Kansai Paint Co. Ltd.	(10,000)	(190,681	) (a)
Koninklijke DSM NV	(2,300)	(261,359	) (a)
Nippon Paint Holdings Co. Ltd.	(6,600)	(347,928	) (a)
Scapa Group PLC	(40,000)	(55,429	) (a)
Shin-Etsu Chemical Co. Ltd.	(2,800)	(277,505	) (a)
Sika AG, Registered Shares	(1,762)	(291,534	) (a)
Umicore SA	(6,851)	(239,574	) (a)
Victrex PLC	(8,836)	(215,667	) (a)
Total Chemicals		(3,898,294)
Containers & Packaging — (0.3)%
DS Smith PLC	(57,875)	(196,916	) (a)
Metals & Mining — (1.2)%
BHP Group Ltd.	(13,300)	(241,793	) (a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Security	Shares	Value
Metals & Mining — continued
Franco-Nevada Corp.	(2,300)	$(229,804)
Ivanhoe Mines Ltd., Class A Shares	(75,000)	(124,707	) *
thyssenkrupp AG	(20,100)	(107,097	) *(a)
Total Metals & Mining		(703,401)
Paper & Forest Products — (0.3)%
Mondi PLC	(12,700)	(216,625	) (a)
Total Materials		(5,015,236)
Real Estate — (5.0)%
Equity Real Estate Investment Trusts (REITs) — (4.5)%
Alexandria Real Estate Equities Inc.	(1,700)	(233,002)
Americold Realty Trust	(6,300)	(214,452)
Big Yellow Group PLC	(15,100)	(187,940	) (a)
Crown Castle International Corp.	(2,100)	(303,240)
Digital Realty Trust Inc.	(2,944)	(408,951)
Equinix Inc.	(500)	(312,285)
Healthcare Realty Trust Inc.	(6,627)	(185,092)
Healthpeak Properties Inc.	(10,000)	(238,500)
JBG SMITH Properties	(6,400)	(203,712)
Nippon Prologis REIT Inc.	(70)	(176,351	) (a)
Primary Health Properties PLC	(48,587)	(96,687	) (a)
Shaftesbury PLC	(25,500)	(195,269	) *(a)
Washington Real Estate Investment Trust	(5,891)	(140,618)
Total Equity Real Estate Investment Trusts (REITs)		(2,896,099)
Real Estate Management & Development — (0.5)%
Capital & Counties Properties PLC	(59,013)	(121,056	) (a)
Deutsche Wohnen SE	(4,800)	(183,398	) (a)
Total Real Estate Management & Development		(304,454)
Total Real Estate		(3,200,553)
Utilities — (5.0)%
Electric Utilities — (1.5)%
EDP — Energias de Portugal SA	(52,400)	(210,556	) (a)
Elia Group SA	(1,700)	(166,572	) (a)
Fortis Inc.	(6,100)	(235,236)
Orsted A/S	(2,900)	(284,794	) (a)
Total Electric Utilities		(897,158)
Gas Utilities — (0.3)%
Atmos Energy Corp.	(1,900)	(188,537)

See Notes to Financial Statements.

24	QS Global Market Neutral Fund 2020 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Independent Power and Renewable Electricity Producers — (0.6)%
Innergex Renewable Energy Inc.	(12,700)	$(172,817)
Scatec Solar ASA	(15,000)	(190,297	) (a)
Total Independent Power and Renewable Electricity Producers		(363,114)
Multi-Utilities — (1.4)%
E.ON SE	(22,400)	(235,570	) (a)
Innogy SE	(6,367)	(303,087	) (a)
National Grid PLC, ADR	(5,300)	(308,831)
Total Multi-Utilities		(847,488)
Water Utilities — (1.2)%
American Water Works Co. Inc.	(2,356)	(281,683)
Essential Utilities Inc.	(6,500)	(264,550)
Severn Trent PLC	(8,600)	(242,558	) (a)
Total Water Utilities		(788,791)
Total Utilities		(3,085,088)
Total Securities Sold Short (Proceeds — $(64,878,535))		$(58,192,091)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Market Neutral Fund

Summary of Securities Sold Short by Country±
United States	31.2%
Japan	23.6
United Kingdom	13.0
Canada	6.3
Germany	5.8
Australia	4.6
Sweden	2.5
France	2.3
Switzerland	2.2
Denmark	2.1
Netherlands	1.8
Belgium	1.2
Spain	1.0
Norway	0.7
Finland	0.6
Portugal	0.4
Faroe Islands	0.3
Austria	0.2
Italy	0.2
100.0%

±	As a percentage of total securities sold short. Please note that the Fund holdings are as of March 31, 2020 and are subject to change.

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
USD	6,209,719	GBP	5,300,000	Bank of New York	4/24/20	$(376,971)
USD	11,933,276	JPY	1,329,725,000	Bank of New York	4/24/20	(448,901)
USD	3,161,582	CAD	4,533,000	Citibank N.A.	4/24/20	(60,430)
USD	6,541,965	EUR	6,044,000	Northern Trust Co.	4/24/20	(130,384)
Total						$(1,016,686)

Abbreviations used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

USD	— United States Dollar

See Notes to Financial Statements.

26	QS Global Market Neutral Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost — $70,380,387)	$61,810,415
Foreign currency, at value (Cost — $302,806)	303,387
Cash	46,284
Foreign cash collateral held at broker for securities sold short, at value (Cost — $35,866,428)	36,196,235
Deposits with brokers for securities sold short	23,036,249
Receivable for securities sold	820,303
Interest and dividends receivable	295,893
Receivable for Fund shares sold	104,731
Prepaid expenses	30,367
Total Assets	122,643,864

Liabilities:
Investments sold short, at value (proceeds received $64,878,535)	58,192,091
Unrealized depreciation on forward foreign currency contracts	1,016,686
Payable for securities purchased	550,642
Dividends payable on securities sold short	161,447
Investment management fee payable	36,597
Payable for Fund shares repurchased	16,277
Trustees’ fees payable	466
Service and/or distribution fees payable	57
Accrued expenses	75,614
Total Liabilities	60,049,877
Total Net Assets	$62,593,987

Net Assets:
Par value (Note 7)	$70
Paid-in capital in excess of par value	69,728,604
Total distributable earnings (loss)	(7,134,687)
Total Net Assets	$62,593,987

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	27

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2020

Net Assets:
Class A	$94,674
Class C	$44,287
Class I	$5,547,863
Class IS	$56,907,163

Shares Outstanding:
Class A	10,660
Class C	5,057
Class I	623,090
Class IS	6,381,063

Net Asset Value:
Class A (and redemption price)	$8.88
Class C*	$8.76
Class I (and redemption price)	$8.90
Class IS (and redemption price)	$8.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$9.42

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

28	QS Global Market Neutral Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$650,177
Interest	100,890
Less: Foreign taxes withheld	(47,979)
Total Investment Income	703,088

Expenses:
Dividend expense on securities sold short	497,667
Investment management fee (Note 2)	303,018
Fund accounting fees	38,519
Registration fees	29,641
Audit and tax fees	24,689
Legal fees	13,388
Custody fees	11,348
Trustees’ fees	4,257
Shareholder reports	3,811
Fees recaptured by investment manager (Note 2)	2,128
Transfer agent fees (Note 5)	984
Insurance	650
Service and/or distribution fees (Notes 2 and 5)	351
Interest expense	232
Miscellaneous expenses	2,966
Total Expenses	933,649
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(82,256)
Net Expenses	851,393
Net Investment Loss	(148,305)

Realized and Unrealized Gain (Loss) on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,257,374)
Securities sold short	636,677
Forward foreign currency contracts	1,605,922
Foreign currency transactions	(558,698)
Net Realized Loss	(1,573,473)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(8,979,917)
Securities sold short	7,989,278
Forward foreign currency contracts	(1,246,027)
Foreign currencies	462,012
Change in Net Unrealized Appreciation (Depreciation)	(1,774,654)
Net Loss on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions	(3,348,127)
Decrease in Net Assets From Operations	$(3,496,432)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment loss	$(148,305)	$(31,548)
Net realized gain (loss)	(1,573,473)	1,179,271
Change in net unrealized appreciation (depreciation)	(1,774,654)	(3,837,761)
Decrease in Net Assets From Operations	(3,496,432)	(2,690,038)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(176,808)	(950,002)
Decrease in Net Assets From Distributions to Shareholders	(176,808)	(950,002)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,060,291	26,717,220
Reinvestment of distributions	169,561	947,360
Cost of shares repurchased	(3,394,330)	(3,603,629)
Increase in Net Assets From Fund Share Transactions	2,835,522	24,060,951
Increase (Decrease) in Net Assets	(837,718)	20,420,911

Net Assets:
Beginning of period	63,431,705	43,010,794
End of period	$62,593,987	$63,431,705

See Notes to Financial Statements.

30	QS Global Market Neutral Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$9.40	$10.35	$10.44	$9.62	$10.00

Income (loss) from operations:
Net investment loss	(0.04)	(0.07)	(0.04)	(0.12)	(0.16)
Net realized and unrealized gain (loss)	(0.48)	(0.71)	0.04	0.94	(0.22)
Total income (loss) from operations	(0.52)	(0.78)	0.00 [4]	0.82	(0.38)

Less distributions from:
Net investment income	—	(0.17)	(0.09)	—	—
Total distributions	—	(0.17)	(0.09)	—	—

Net asset value, end of period	$8.88	$9.40	$10.35	$10.44	$9.62
Total return[5]	(5.53)%	(7.49)%	(0.13)%	8.52%	(3.80)%

Net assets, end of period (000s)	$95	$100	$140	$194	$96

Ratios to average net assets:
Gross expenses	3.36%[6,7]	4.11%[7]	3.67%[7]	6.13%	9.69%[6]
Net expenses[8,9]	3.10 [6,7]	3.61 [7]	3.20 [7]	3.38	4.09 [6]
Net investment loss	(0.91) [6]	(0.70)	(0.35)	(1.18)	(1.97) [6]

Portfolio turnover rate[10]	67%	147%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[10]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares[1]	2020[2]	2019	2018[3]

Net asset value, beginning of period	$9.30	$10.33	$10.09

Income (loss) from operations:
Net investment loss	(0.07)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	(0.47)	(0.70)	0.25
Total income (loss) from operations	(0.54)	(0.83)	0.24

Less distributions from:
Net investment income	—	(0.20)	—
Total distributions	—	(0.20)	—

Net asset value, end of period	$8.76	$9.30	$10.33
Total return[4]	(5.71)%	(8.14)%	2.28%

Net assets, end of period (000s)	$44	$47	$51

Ratios to average net assets:
Gross expenses	3.96%[5]	4.76%[6]	4.68%[5]
Net expenses[7,8]	3.71 [5]	4.27 [6]	4.03 [5]
Net investment loss	(1.50) [5]	(1.28)	(0.54) [5]

Portfolio turnover rate[9]	67%	147%	64%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period July 16, 2018 (inception date) to September 30, 2018.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.30%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2020, 335% for the year ended September 30, 2019 and 141% for the year ended September 30, 2018.

[10]	For the year ended September 30, 2018.

See Notes to Financial Statements.

32	QS Global Market Neutral Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$9.42	$10.42	$10.50	$9.64	$10.00

Income (loss) from operations:
Net investment loss	(0.02)	(0.03)	(0.01)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	(0.48)	(0.72)	0.04	0.95	(0.25)
Total income (loss) from operations	(0.50)	(0.75)	0.03	0.86	(0.36)

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.11)	—	—
Total distributions	(0.02)	(0.25)	(0.11)	—	—

Net asset value, end of period	$8.90	$9.42	$10.42	$10.50	$9.64
Total return[4]	(5.33)%	(7.25)%	0.18%	8.81%	(3.50)%

Net assets, end of period (000s)	$5,548	$5,355	$4,807	$4,378	$1,545

Ratios to average net assets:
Gross expenses	3.03%[5,6]	3.79%[6]	3.18%[6]	5.98%[6]	9.01%[5]
Net expenses[7,8]	2.78 [5,6]	3.31 [6]	2.71 [6]	3.24 [6]	3.99 [5]
Net investment loss	(0.54) [5]	(0.27)	(0.12)	(0.88)	(1.36) [5]

Portfolio turnover rate[9]	67%	147%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2020 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class IS Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$9.44	$10.43	$10.51	$9.65	$10.00

Income (loss) from operations:
Net investment loss	(0.02)	(0.00) [4]	(0.01)	(0.02)	(0.14)
Net realized and unrealized gain (loss)	(0.47)	(0.74)	0.04	0.88	(0.21)
Total income (loss) from operations	(0.49)	(0.74)	0.03	0.86	(0.35)

Less distributions from:
Net investment income	(0.03)	(0.25)	(0.11)	—	—
Total distributions	(0.03)	(0.25)	(0.11)	—	—

Net asset value, end of period	$8.92	$9.44	$10.43	$10.51	$9.65
Total return[5]	(5.24)%	(7.13)%	0.18%	8.91%	(3.50)%

Net assets, end of period (000s)	$56,907	$57,929	$38,012	$36,415	$4,631

Ratios to average net assets:
Gross expenses	2.92%[6]	3.67%[7]	3.17%[7]	5.52%	9.40%[6]
Net expenses[8,9]	2.66 [6]	3.18 [7]	2.70 [7]	2.81	3.78 [6]
Net investment loss	(0.46) [6]	(0.05)	(0.11)	(0.17)	(1.66) [6]

Portfolio turnover rate[10]	67%	147%	64%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[10]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 153% for the six months ended March 31, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

34	QS Global Market Neutral Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

QS Global Market Neutral Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

36	QS Global Market Neutral Fund 2020 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$1,857,984	$1,838,452	—	$3,696,436
Consumer Discretionary	3,053,854	4,623,302	—	7,677,156
Consumer Staples	1,989,819	2,568,269	—	4,558,088
Energy	475,872	1,436,138	—	1,912,010
Financials	1,978,781	4,418,122	—	6,396,903
Health Care	2,777,825	2,306,546	—	5,084,371
Industrials	3,923,201	6,144,582	—	10,067,783
Information Technology	3,751,833	3,658,476	—	7,410,309
Materials	1,684,589	3,364,756	—	5,049,345
Real Estate	648,070	2,280,459	—	2,928,529
Utilities	1,471,255	1,524,961	—	2,996,216
Preferred Stocks	—	239,068	—	239,068
Total Long-Term Investments	23,613,083	34,403,131	—	58,016,214
Short-Term Investments†	3,794,201	—	—	3,794,201
Total Investments	$27,407,284	$34,403,131	—	$61,810,415

QS Global Market Neutral Fund 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Common Stocks:
Communication Services	$2,311,954	$1,427,016	—	$3,738,970
Consumer Discretionary	2,437,070	5,397,765	—	7,834,835
Consumer Staples	990,983	3,659,621	—	4,650,604
Energy	1,473,302	448,148	—	1,921,450
Financials	3,206,358	3,411,673	—	6,618,031
Health Care	2,701,404	2,154,061	—	4,855,465
Industrials	3,523,710	6,347,194	—	9,870,904
Information Technology	3,204,052	4,196,903	—	7,400,955
Materials	1,039,556	3,975,680	—	5,015,236
Real Estate	2,239,852	960,701	—	3,200,553
Utilities	1,451,654	1,633,434	—	3,085,088
Total Securities Sold Short	24,579,895	33,612,196	—	58,192,091
Other Financial Instruments:
Forward Foreign Currency Contracts	—	1,016,686	—	1,016,686
Total	$24,579,895	$34,628,882	—	$59,208,777

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

38	QS Global Market Neutral Fund 2020 Semi-Annual Report

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

QS Global Market Neutral Fund 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

40	QS Global Market Neutral Fund 2020 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,016,686. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

QS Global Market Neutral Fund 2020 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

42	QS Global Market Neutral Fund 2020 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.55%, 2.30%, 1.20% and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and reimbursing expenses, as applicable, exceed the expense cap for each class as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $82,256.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

QS Global Market Neutral Fund 2020 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at March 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2020	$3,300	—	$44,251	$175,816
Expires September 30, 2021	1,041	$61	20,800	177,839
Expires September 30, 2022	563	244	24,282	179,458
Expires September 30, 2023	128	59	6,993	74,974
Total fee waivers/expense reimbursements subject to recapture	$5,032	$364	$96,326	$608,087

For the six months ended March 31, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class I
LMPFA recaptured	$2	$2,126

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2020, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2020, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2020, Legg Mason and its affiliates owned 85% of the Fund.

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$51,867,808
Sales	39,523,840

*	Excluding securities sold short and covers on securities sold short in the amount of $50,315,784 and $41,227,501, respectively.

44	QS Global Market Neutral Fund 2020 Semi-Annual Report

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$70,380,387	$2,647,254	$(11,217,226)	$(8,569,972)
Forward foreign currency contracts	—	—	(1,016,686)	(1,016,686)
Securities sold short	(64,878,535)	9,641,313	(2,954,869)	6,686,444

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2020.

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,016,686

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$1,605,922

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(1,246,027)

During the six months ended March 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$31,350,339

QS Global Market Neutral Fund 2020 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	—	$(825,872)	$(825,872)	—	$(825,872)
Citibank N.A.	—	(60,430)	(60,430)	—	(60,430)
Northern Trust Co.	—	(130,384)	(130,384)	—	(130,384)
Total	—	$(1,016,686)	$(1,016,686)	—	$(1,016,686)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$122	$99
Class C	229	13
Class I	—	630
Class IS	—	242
Total	$351	$984

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$128
Class C	60
Class I	7,002
Class IS	75,066
Total	$82,256

46	QS Global Market Neutral Fund 2020 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	—	$1,910
Class C	—	995
Class I	$10,593	114,373
Class IS	166,215	832,724
Total	$176,808	$950,002

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	—	—	29	$287
Shares issued on reinvestment	—	—	194	1,910
Shares repurchased	(16)	$(143)	(3,063)	(31,356)
Net decrease	(16)	$(143)	(2,840)	$(29,159)

Class C
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	102	$995
Shares repurchased	—	—	—	—
Net increase	—	—	102	$995

Class I
Shares sold	101,632	$935,101	99,188	$969,804
Shares issued on reinvestment	1,133	10,593	11,588	114,373
Shares repurchased	(47,888)	(440,094)	(4,076)	(38,825)
Net increase	54,877	$505,600	106,700	$1,045,352

Class IS
Shares sold	558,324	$5,125,190	2,747,576	$25,747,129
Shares issued on reinvestment	16,984	158,968	84,016	830,082
Shares repurchased	(328,664)	(2,954,093)	(341,807)	(3,533,448)
Net increase	246,644	$2,330,065	2,489,785	$23,043,763

QS Global Market Neutral Fund 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

8. Deferred capital losses

As of September 30, 2019, the Fund had deferred capital losses of $2,444,085, which have no expiration date, that will be available to offset future taxable capital gains.

9. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

48	QS Global Market Neutral Fund 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2019 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the subadvisory agreement between the Manager and QS Investors, LLC (“QS”) and the subadvisory agreement between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement. (Each subadvisory agreement is referred to as a “Subadvisory Agreement.”) QS and Western Asset are each referred to herein as a “Subadviser.” (The Management Agreement and Subadvisory Agreements are collectively referred to as the “Agreements.”) The Board met on October 11, 2019 and received a presentation from senior Fund management that reviewed the information provided by the Manager and Western Asset. At such October meeting the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 7, 2019. The Board, including the Independent Trustees, at its November 2019 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and QS and available to be provided by Western Asset under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities provided by the Manager over the Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager

QS Global Market Neutral Fund	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the Manager’s role in coordinating the activities of the Subadvisers and the Fund’s other service providers and the services rendered by QS. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including cybersecurity programs.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board considered the Manager’s commitment to providing effective and efficient investment management and shareholder services. The Board also considered QS’s brokerage policies and practices, the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that QS does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the fiscal year-end dates selected and the selection of a peer group. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the three-year period ended June 30, 2019 placed the Class I Shares in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the one-year period ended June 30, 2019 placed the Class I Shares in the third quintile. The Board

50	QS Global Market Neutral Fund

noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and QS, respectively. The Board reviewed the subadvisory fees, noting that the Manager, and not the Fund, pays the fee to QS and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver had been extended to December 31, 2021.

The Board also reviewed information regarding the fees the Manager and QS charged any of their U.S. clients that were included in the same performance composite as the Fund, noting that there were none.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (first quintile) and the actual total expense ratio was lower than the Broadridge expense group median (first quintile) and the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratio for Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019 and 2018, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2016 through 2019. The Board received a report from the independent consultant engaged by Legg Mason in February 2019 to assess the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have

QS Global Market Neutral Fund	51

Board approval of management and subadvisory agreements (unaudited) (cont’d)

grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2016 through 2019 fiscal years. Given the asset size of the Fund and the complex and the fee waivers, the Board concluded that, although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

52	QS Global Market Neutral Fund

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QS

Global Market Neutral Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Global Market Neutral Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

QSIN263159 5/20 SR20-3876

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

.	Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 22, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 22, 2020